Proposal for the distribution of earnings (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Proposal for the distribution of earnings
Capital	€ 308,111	€ 307,222
Ordinary Shares
Proposal for the distribution of earnings
Payment of a dividend of 0.96 per share on share capital of 306,222 entitled to receive dividends	324,838
Balance to be carried forward	4,629,569
Total dividend paid	€ 4,954,407
Ordinary Shares | Proposed distribution of earnings
Proposal for the distribution of earnings
Proposed dividend per share	€ 1.06
Capital	€ 306,451